Disclosure on Individual Items of the Consolidated Financial Statements - Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	€ 110,013	€ 107,384	€ 26,430
Germany [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	83,662	77,449	19,538
Ireland [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	11,577	8,050	1,223
United States of America [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	5,623	4,971	731
Greece [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	2,503
Netherlands [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	2,395	4,770	872
Austria [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	1,310	1,389
France [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	1,205	6	201
Switzerland [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	422	1,462	1,628
Belgium [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	394	18	141
Sweden [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	392	8,688	207
Spain [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	144	143	1,071
Rest of the world [Member]
Schedule of Revenue from Contracts with Customers Disaggregated by Geographical Region [Line Items]
Revenue by region	€ 386	€ 438	€ 818